Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Loss Before Income Taxes

The components of loss before income taxes are as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Domestic	$(27,460)	$(11,723)	(3,539)
Foreign	1,196	3,201	3,039

Total	$(26,264)	$(8,522)	(500)

Components of the Provision for Income Taxes

The components of the provision for income taxes are as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Current taxes:
United States	$57	$32	165
International	1,577	1,397	1,209

Total current tax expense	1,634	1,429	1,374
Deferred taxes:
United States	5	5	5
International	32	(255)	(51)

Total deferred tax expense (benefit)	37	(250)	(46)

Income tax expense	$1,671	$1,179	1,328

Significant Components of the Company's Deferred Taxes

Significant components of the Company’s deferred taxes at December 31, 2013 and 2012 are as follows (in thousands):

	Years Ended December 31,
	2013	2012
Deferred tax assets:
Current deferred tax assets:
Inventory	$1,649	$1,375
Reserves and allowances	296	206
Other	5	60
Valuation allowance	(1,383)	(1,250)

Total current deferred tax assets	567	391
Noncurrent deferred tax assets:
Net operating loss and tax credits carryforwards	24,311	19,535
Amortization	149	169
Other	749	1,230

Gross noncurrent tax assets	25,209	20,934
Valuation allowance	(23,942)	(19,116)

Total noncurrent deferred tax assets	$1,267	$1,818

Deferred tax liabilities:
Current deferred tax liabilities:
Prepaid and other	$1,107	$933

Total current deferred tax liabilities	1,107	933
Noncurrent deferred tax liabilities:
Depreciation	754	1,164
Interest	—	100

Total noncurrent deferred tax liabilities	$754	$1,264

Tax Rate Reconciliation

A reconciliation of the statutory U.S. federal tax rate to the Company’s effective rate is as follows:

	Years Ended December 31,
	2013	2012	2011
Statutory U.S. federal tax rate	34.0%	34.0%	34.0%
State taxes	(0.2)	0.5	(33.1)
Valuation allowance	(15.5)	(45.4)	(335.5)
Permanent items	(24.7)	(2.0)	(22.3)
Prior year true-up	0.2	—	84.7
Foreign tax rate differentials	(0.2)	(0.9)	6.6

Total	(6.4)%	(13.8)%	(265.6)%